PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 4: PROPERTY AND EQUIPMENT

The components of property and equipment as of December 31, 2024 and 2023 were as follows:

	Estimated	December 31,
(in thousands)	Useful Life	2024	2023
Machinery and equipment	3 - 5 years	$363	$363
Computer equipment and software	3 years	882	1,377
Furniture and fixtures	5 years	150	189
Leasehold improvements	(1)	68	52
Gross property and equipment		1,463	1,981
Accumulated depreciation and amortization		(1,394)	(1,816)
Property and equipment, net		$69	$165

(1)	Lesser of remaining lease term or estimated useful life

Depreciation expense for property and equipment was $92,000 and $199,000 for the years ended December 31, 2024 and 2023, respectively.